Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2021 and 2022 is presented in the following table:

	December 31, 2021	December 31, 2022
	(in thousands)
One year	$398	$924
Two years	181	1,246
Three years	181	1,209
Four years	181	1,211
Five years	—	—
Six years and thereafter	—	—

Total undiscounted operating lease commitments	$941	$4,590
Less: Discount adjustment	(38)	(339)

Total operating lease liabilities	$903	$4,251
Less: current portion	(381)	(219)

Operating lease liabilities, non-current portion	$522	$4,032